Debt and Finance Leases - Non-Recourse Debt (Details) - USD ($)	Oct. 21, 2019	Jan. 04, 2019	Apr. 07, 2016	Dec. 31, 2019
Agua Caliente Borrower 1, due 2038
Debt Instrument [Line Items]
Redemption percentage of principal	102.00%
Non Recourse Debt | Agua Caliente Borrower 1, due 2038
Debt Instrument [Line Items]
Interest rate, stated percentage				5.43%
Non Recourse Debt | Credit Agreement 2019 | Letter of Credit
Debt Instrument [Line Items]
Credit facility		$ 80,000,000
Annual facility fees, percentage		1.33%
Letter of credit				$ 80,000,000
Midwest Generation | Non Recourse Debt
Debt Instrument [Line Items]
Proceeds from sale of unforced capacity			$ 253,000,000
Interest rate, stated percentage			4.39%